UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components—0.8%
Johnson Controls, Inc. (a)	34,700	$999,707

Building Products—0.1%
Kingspan Group Plc (b)	23,600	165,128

Chemicals—23.6%
Agrium, Inc.	45,750	2,882,250
CF Industries Holdings, Inc.	13,050	1,059,529
Incitec Pivot Ltd.	335,900	990,616
Israel Chemicals Ltd.	90,000	1,108,529
Johnson Matthey Plc	100,000	2,652,207
K+S AG	20,000	1,064,825
Makhteshim-Agan Industries Ltd.	190,000	666,155
Monsanto Co.	48,800	2,822,592
Mosaic Co. (The)	47,700	2,272,905
Nalco Holding Co.	53,800	1,312,182
Novozymes A/S	10,800	1,378,491
Nufarm Ltd.	90,360	313,022
Potash Corp. of Saskatchewan, Inc.	28,900	3,030,743
Sinofert Holdings Ltd. (b)	3,661,500	1,618,051
Syngenta AG	11,600	2,561,985
Umicore	43,200	1,456,897
Wacker Chemie AG	9,300	1,495,199

		28,686,178

Commercial Services & Supplies—2.4%
Tetra Tech, Inc. (b)	107,600	2,256,372
Tianjin Capital Environmental Protection Group Co. Ltd.	2,083,000	671,612

		2,927,984

Construction & Engineering—1.9%
Insituform Technologies, Inc. (b)	20,400	467,160
Layne Christensen Co. (b)	14,000	352,940
Quanta Services, Inc. (b)	26,700	573,516
Shaw Group, Inc. (The) (b)	29,200	935,568

		2,329,184

Electric Utilities—3.1%
Acciona SA	5,450	479,768
Iberdrola SA	190,557	1,340,843
NextEra Energy, Inc.	36,900	1,929,870

		3,750,481

Electrical Equipment—6.5%
American Superconductor Corp. (b)	54,000	1,628,100
First Solar, Inc. (b)	6,100	765,245
Gamesa Corp. Tecnologica SA (b)	75,100	654,523
General Cable Corp. (b)	12,800	339,712
Nordex SE (b)	18,100	185,642
Renewable Energy Corp. AS (b)	45,100	123,756
Roper Industries, Inc.	15,600	975,000
Solarworld AG	51,000	693,623
SunPower Corp., Class A(b)	17,150	213,174
Suntech Power Holdings Co. Ltd. - ADR (b)	15,700	156,058
Vestas Wind Systems A/S (b)	43,200	2,096,484

		7,831,317

Electronic Equipment, Instruments & Components—3.0%
Itron, Inc. (b)	40,000	2,602,800
Trimble Navigation Ltd. (b)	34,610	981,886

		3,584,686

Food Products—11.5%
Agria Corp. - ADR (b)	100,000	144,000
Archer-Daniels-Midland Co. (a)	53,100	1,452,816
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (b)	525,200	2,759,181
Bunge Ltd.	32,300	1,603,695
Cosan Ltd.	107,600	1,222,336
Cresud SACIF y A - ADR	63,240	811,369

Common Stocks	Shares	Value

Food Products—(concluded)
Illovo Sugar Ltd.	234,900	$901,545
IOI Corp. Bhd	533,333	859,609
Sao Martinho SA	200,000	1,810,325
SLC Agricola SA	150,000	1,285,251
SunOpta, Inc. (b)	90,000	452,700
Viterra, Inc. (b)	61,946	485,059
Wilmar International Ltd.	52,000	240,210

		14,028,096

Independent Power Producers & Energy Traders—2.2%
EDF Energies Nouvelles SA	17,800	760,169
Iberdrola Renovables SA	351,600	1,229,033
Ormat Technologies, Inc. (a)	23,300	648,206

		2,637,408

Industrial Conglomerates—0.5%
Orkla ASA	70,400	582,685

Machinery—8.7%
AGCO Corp. (b)	51,200	1,779,712
CNH Global NV (b)	38,900	1,197,342
Deere & Co.	25,800	1,720,344
Duoyuan Global Water, Inc. - ADR (b)	6,900	139,311
IDEX Corp.	16,200	521,154
Kurita Water Industries Ltd.	70,700	1,955,849
Pentair, Inc.	60,300	2,062,260
Watts Water Technologies, Inc.	38,200	1,230,040

		10,606,012

Multi-Utilities—1.9%
Hera SpA	486,500	923,257
Suez Environnement Co.	12,425	231,170
United Utilities Group Plc	91,181	836,915
Veolia Environnement	11,700	310,588

		2,301,930

Oil, Gas & Consumable Fuels—2.0%
Cheniere Energy, Inc. (b)	12,500	35,750
D1 Oils Plc (b)	360,099	33,338
Rentech, Inc. (b)	500,000	486,500
Sasol Ltd.	33,500	1,327,381
Sasol Ltd. - ADR	13,900	550,996

		2,433,965

Paper & Forest Products—0.9%
Fibria Celulose SA - ADR (b)	29,800	467,860
Precious Woods Holding AG (b)	20,000	671,978

		1,139,838

Real Estate Investment Trusts (REITs)—2.9%
Plum Creek Timber Co., Inc.	66,100	2,371,668
Rayonier, Inc.	22,850	1,115,765

		3,487,433

Road & Rail—1.0%
All America Latina Logistica SA	133,000	1,252,263

Semiconductors & Semiconductor Equipment—0.2%
MEMC Electronic Materials, Inc. (b)	21,800	208,408

Water Utilities—22.3%
American States Water Co.	52,400	1,848,672
American Water Works Co., Inc	72,700	1,554,326
Aqua America, Inc.	134,200	2,615,558
Artesian Resources Corp., Class A	39,400	721,020
Athens Water Supply & Sewage Co. SA (The)	89,950	664,147
California Water Service Group	53,500	1,901,925
China Water Affairs Group Ltd.	4,556,000	1,700,228
Cia de Saneamento Basico do Estado de Sao Paulo	81,000	1,608,210
Cia de Saneamento de Minas Gerias- COPASA	160,000	2,302,479
Hyflux Ltd.	630,000	1,499,156

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water Utilities—(concluded)
Inversiones Aguas Metropolitanas SA	1,500,000	$1,985,612
Manila Water Co., Inc.	5,610,000	2,073,180
Northumbrian Water Group Plc	430,900	2,243,871
Pennon Group Plc	215,200	1,990,672
Severn Trent Plc	113,500	2,331,364

		27,040,420

Total Long-Term Investments (Cost—$161,419,259)—95.5%		115,993,123

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	6,948,649	6,948,649

Total Short-Term Securities (Cost—$6,948,649)—5.7%		6,948,649

Total Investments Before Outstanding Options Written (Cost—$168,367,908*)—101.2%		122,941,772

Options Written	Contracts

Exchange-Traded Call Options Written—(0.7)%
AGCO Corp., Strike Price USD 35, Expires 8/23/10	25	(2,312)
AGCO Corp., Strike Price USD 35, Expires 9/20/10	260	(40,300)
Agrium, Inc., Strike Price USD 60, Expires 8/23/10	205	(82,000)
Agrium, Inc., Strike Price USD 62.50, Expires 8/23/10	46	(11,155)
American Superconductor Corp., Strike Price USD 31, Expires 8/23/10	244	(20,130)
American Superconductor Corp., Strike Price USD 34, Expires 8/23/10	25	(375)
American Water Works Co., Inc., Strike Price USD 22.50, Expires 9/20/10	35	(787)
Aqua America, Inc., Strike Price USD 17.50, Expires 8/23/10	605	(125,538)
Aqua America, Inc., Strike Price USD 20, Expires 9/20/10	60	(1,650)
Archer-Daniels-Midland Co., Strike Price USD 27, Expires 8/23/10	240	(24,000)
Bunge Ltd., Strike Price USD 55, Expires 8/23/10	145	(2,538)
CF Industries Holdings, Inc., Strike Price USD 80, Expires 8/23/10	58	(23,345)
CF Industries Holdings, Inc., Strike Price USD 85, Expires 8/23/10	14	(2,450)
CNH Global NV, Strike Price USD 30, Expires 8/23/10	45	(7,425)
Deere & Co., Strike Price USD 65, Expires 8/23/10	15	(4,725)
Duoyuan Global Water, Inc. - ADR, Strike Price USD 22.50, Expires 8/23/10	31	(465)
First Solar, Inc., Strike Price USD 130, Expires 8/23/10	28	(7,322)
First Solar, Inc., Strike Price USD 145, Expires 8/23/10	5	(180)
Itron, Inc., Strike Price USD 65, Expires 8/23/10	220	(47,850)
Johnson Controls, Inc., Strike Price USD 29, Expires 8/23/10	80	(6,400)
Johnson Controls, Inc., Strike Price USD 30, Expires 8/23/10	76	(3,040)
MEMC Electronic Materials, Inc., Strike Price USD 12, Expires 8/23/10	50	(150)
MEMC Electronic Materials, Inc., Strike Price USD 13, Expires 8/23/10	50	(100)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
Monsanto Co., Strike Price USD 57.50, Expires 8/23/10	220	$(40,370)
Monsanto Co., Strike Price USD 60, Expires 8/23/10	48	(3,720)
Mosaic Co. (The), Strike Price USD 46, Expires 8/23/10	215	(62,673)
Mosaic Co. (The), Strike Price USD 50, Expires 8/23/10	50	(5,100)
NextEra Energy, Inc., Strike Price USD 55, Expires 9/20/10	25	(625)
Ormat Technologies, Inc., Strike Price USD 30, Expires 8/23/10	105	(2,362)
Pentair, Inc., Strike Price USD 35, Expires 8/23/10	61	(3,660)
Plum Creek Timber Co., Strike Price USD 37, Expires 9/20/10	365	(28,288)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 100, Expires 8/23/10	137	(88,708)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 105, Expires 8/23/10	15	(5,025)
Quanta Services, Inc., Strike Price USD 21, Expires 8/23/10	120	(12,900)
Quanta Services, Inc., Strike Price USD 22.50, Expires 8/23/10	15	(600)
Quanta Services, Inc., Strike Price USD 24, Expires 9/20/10	10	(250)
Roper Industries, Inc., Strike Price USD 60, Expires 8/23/10	85	(27,625)
Shaw Group, Inc. (The), Strike Price USD 33, Expires 8/23/10	132	(7,920)
Shaw Group, Inc. (The), Strike Price USD 35, Expires 9/20/10	15	(787)
Sunpower Corp., Class A, Strike Price USD 15, Expires 8/23/10	77	(731)
Suntech Power Holdings Co. Ltd. - ADR, Strike Price USD 11, Expires 8/23/10	70	(1,190)
Tetra Tech, Inc., Strike Price USD 20, Expires 9/20/10	590	(94,400)

Total Exchange-Traded Call Options Written		(801,171)

Over-the-Counter Call Options Written—(1.4)%
Acciona SA, Strike Price EUR 68.01, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	2,500	(7,835)
All America Latina Logistica SA, Strike Price BRL 15.99, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	59,900	(34,654)
American States Water Co., Strike Price USD 32.94, Expires 8/17/10, Broker Credit Suisse First Boston	11,900	(30,107)
American States Water Co., Strike Price USD 34.90, Expires 8/17/10, Broker JPMorgan Chase Securities	11,700	(13,845)
American Water Works Co., Inc., Strike Price USD 21.31, Expires 8/19/10, Broker UBS Securities LLC	32,700	(17,691)
Artesian Resources Corp., Class A, Strike Price USD 18.47, Expires 9/10/10, Broker Morgan Stanley & Co., Inc.	8,900	(7,856)
Artesian Resources Corp., Class A, Strike Price USD 18.48, Expires 8/30/10, Broker Morgan Stanley & Co., Inc.	8,900	(3,355)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price BRL 9.09, Expires 8/06/10, Broker UBS Securities LLC	118,200	(20,196)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price BRL 9.49, Expires 9/02/10, Broker Goldman Sachs & Co.	118,200	$(25,052)
California Water Service Group, Strike Price USD 35.88, Expires 8/03/10, Broker JPMorgan Chase Securities	15,000	(2,211)
California Water Service Group, Strike Price USD 36.50, Expires 8/31/10, Broker Citigroup Global Markets	4,100	(2,088)
California Water Service Group, Strike Price USD 37.37, Expires 9/24/10, Broker UBS Securities LLC	7,600	(4,616)
China Water Affairs Group Ltd., Strike Price HKD 2.86, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	2,050,000	(56,226)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price BRL 35.55, Expires 9/02/10, Broker Credit Suisse First Boston	36,500	(19,569)
Cia de Saneamento de Minas Gerias- COPASA, Strike Price BRL 26.22, Expires 9/02/10, Broker Credit Suisse First Boston	72,000	(19,952)
CNH Global NV, Strike Price USD 25.18, Expires 8/13/10, Broker UBS Securities LLC	17,000	(95,555)
Cosan Ltd., Strike Price USD 10.25, Expires 8/16/10, Broker Credit Suisse First Boston	48,000	(54,390)
Cresud SACIF y A - ADR, Strike Price USD 12.49, Expires 8/03/10, Broker UBS Securities LLC	28,500	(11,681)
Deere & Co., Strike Price USD 60.50, Expires 8/20/10, Broker Goldman Sachs & Co.	12,000	(82,319)
EDF Energies Nouvelles SA, Strike Price EUR 29.90, Expires 8/11/10, Broker Citigroup Global Markets	8,000	(30,895)
Eydap SA, Strike Price EUR 5.35, Expires 9/01/10, Broker Citigroup Global Markets	20,500	(12,481)
Fibria Celulose SA - ADR, Strike Price USD 16.34, Expires 9/02/10, Broker UBS Securities LLC	13,500	(11,707)
Gamesa Corp. Tecnologica SA, Strike Price EUR 8.23, Expires 8/04/10, Broker Morgan Stanley & Co., Inc.	33,800	—
General Cable Corp., Strike Price USD 31.51, Expires 8/06/10, Broker UBS Securities LLC	5,800	(3)
Hera SpA, Strike Price EUR 1.52, Expires 8/04/10, Broker Citigroup Global Markets	219,000	(422)
Hyflux Ltd., Strike Price SGD 3.14, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	283,000	(47,304)
Iberdrola Renovables SA, Strike Price EUR 2.64, Expires 8/05/10, Broker Citigroup Global Markets	158,000	(12,396)
Iberdrola SA, Strike Price EUR 5.20, Expires 9/14/10, Broker Citigroup Global Markets	85,800	(32,286)
Idex Corp., Strike Price USD 32.26, Expires 8/30/10, Broker Morgan Stanley & Co., Inc.	8,900	(8,473)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Illovo Sugar Ltd., Strike Price ZAR 27.93, Expires 9/14/10, Broker Credit Suisse First Boston	105,700	$(17,505)
Incitec Pivot Ltd., Strike Price AUD 3.29, Expires 9/27/10, Broker Deutsche Bank Securities	151,000	(27,642)
Insituform Technologies, Inc., Strike Price USD 22.56, Expires 8/13/10, Broker UBS Securities LLC	9,000	(6,939)
Inversiones Aguas Metropolitanas SA, Strike Price CLP 694.88, Expires 9/02/10, Broker Credit Suisse First Boston	675,000	(19,386)
IOI Corp. Bhd, Strike Price MYR 5.16, Expires 8/16/10, Broker Deutsche Bank Securities	240,000	(4,250)
Israel Chemicals Ltd., Strike Price ILS 45.91, Expires 9/14/10, Broker UBS Securities LLC	40,500	(22,719)
Johnson Matthey Plc, Strike Price GBP 16.35, Expires 9/01/10, Broker UBS Securities LLC	45,000	(70,230)
K&S AG, Strike Price EUR 38.49, Expires 9/01/10, Broker Credit Suisse First Boston	9,000	(32,370)
Kingspan Group Plc, Strike Price EUR 6.26, Expires 9/01/10, Broker UBS Securities LLC	10,600	(705)
Kurita Water Industries Ltd., Strike Price JPY 2,495.14, Expires 9/27/10, Broker Deutsche Bank Securities	32,000	(17,682)
Layne Christensen Co., Strike Price USD 26.25, Expires 8/30/10, Broker UBS Securities LLC	6,300	(7,056)
Makhteshim-Agan Industries Ltd., Strike Price ILS 13.40, Expires 9/14/10, Broker Credit Suisse First Boston	85,000	(14,634)
Manila Water Co., Inc., Strike Price PHP 16.41, Expires 8/16/10, Broker Deutsche Bank Securities	2,500,000	(32,450)
Nalco Holding Co., Strike Price USD 21.06, Expires 8/17/10, Broker Morgan Stanley & Co., Inc.	24,500	(81,511)
NextEra Energy, Inc., Strike Price USD 52.13, Expires 9/10/10, Broker UBS Securities LLC	16,700	(16,913)
Nordex SE, Strike Price EUR 7.98, Expires 9/01/10, Broker UBS Securities LLC	8,200	(3,866)
Northumbrian Water Group Plc, Strike Price GBP 3.29, Expires 9/14/10, Broker Citigroup Global Markets	194,000	(36,324)
Novozymes A/S, Strike Price DKK 698.23, Expires 8/05/10, Broker Citigroup Global Markets	4,900	(27,103)
Nufarm Ltd., Strike Price AUD 5.35, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	41,000	(7)
Orkla ASA, Strike Price NOK 49.05, Expires 9/01/10, Broker UBS Securities LLC	31,700	(13,294)
Pennon Group Plc, Strike Price GBP 5.74, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	95,000	(34,720)

3	JULY 31, 2010

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Pentair, Inc., Strike Price USD 32.30, Expires 8/19/10, Broker JPMorgan Chase Securities	27,000	$(78,656)
Rayonier, Inc., Strike Price USD 45.90, Expires 8/27/10, Broker UBS Securities LLC	10,000	(32,759)
Renewable Energy Corp. AS, Strike Price NOK 18.51, Expires 9/01/10, Broker Credit Suisse First Boston	20,300	(1,205)
Sao Martinho SA, Strike Price BRL 14.09, Expires 8/26/10, Broker Deutsche Bank Securities	41,600	(48,256)
Sao Martinho SA, Strike Price BRL 15.32, Expires 9/02/10, Broker Credit Suisse First Boston	48,400	(31,364)
Sasol Ltd. - ADR, Strike Price USD 36.90, Expires 8/19/10, Broker Citigroup Global Markets	13,900	(42,809)
Severn Trent Plc, Strike Price GBP 12.75, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	51,000	(41,545)
Sinofert Holdings Ltd., Strike Price HKD 3.11, Expires 8/16/10, Broker Goldman Sachs & Co.	1,650,000	(72,453)
SLC Agricola SA, Strike Price BRL 13.68, Expires 9/09/10, Broker Credit Suisse First Boston	13,500	(12,633)
SLC Agricola SA, Strike Price BRL 14.35, Expires 8/26/10, Broker Morgan Stanley & Co., Inc.	33,800	(20,212)
SLC Agricola SA, Strike Price BRL 14.35, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	20,200	(12,908)
Solarworld AG, Strike Price EUR 10.24, Expires 8/10/10, Broker Citigroup Global Markets	23,000	(6,647)
Suez Environnement Co., Strike Price EUR 14.07, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	5,600	(3,275)
Syngenta AG, Registered Shares, Strike Price CHF 245.14, Expires 9/01/10, Broker Credit Suisse First Boston	5,200	(7,643)
Tianjin Capital Environmental Protection Group Co. Ltd., Strike Price HKD 2.53, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	938,000	(17,454)
Trimble Navigation Ltd., Strike Price USD 28.26, Expires 8/30/10, Broker Morgan Stanley & Co., Inc.	15,600	(13,213)
Umicore, Strike Price EUR 25.30, Expires 9/01/10, Broker Citigroup Global Markets	19,500	(29,024)
United Utilities Group Plc, Strike Price GBP 5.44, Expires 8/05/10, Broker Credit Suisse First Boston	14,000	(9,021)
United Utilities Group Plc, Strike Price GBP 5.56, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	27,000	(13,382)
Veolia Environnement, Strike Price EUR 19.74, Expires 9/14/10, Broker Credit Suisse First Boston	5,300	(7,000)
Vestas Wind Systems A/S, Strike Price DKK 271.47, Expires 9/01/10, Broker Citigroup Global Markets	19,500	(49,659)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(concluded)
Viterra, Inc., Strike Price CAD 8.24, Expires 8/16/10, Broker Deutsche Bank Securities	27,900	$(1,978)
Wacker Chemie AG, Strike Price EUR 120.04, Expires 8/05/10, Broker Citigroup Global Markets	4,200	(21,765)
Watts Water Technologies, Inc., Strike Price USD 32.72, Expires 8/30/10, Broker Morgan Stanley & Co., Inc.	21,000	(19,383)
Wilmar International Ltd., Strike Price SGD 6.47, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	24,000	(3,302)

Total Over-the-Counter Call Options Written—(1.4)%		(1,750,017)

Total Options Written (Premiums Received $1,728,069)—(2.1)%		(2,551,188)

Total Investments Net of Outstanding Options Written—99.1%		$120,390,584
Other Assets Less Liabilities—0.9%		1,133,528

Net Assets—100.0%		$121,524,112

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$174,384,347

Gross unrealized appreciation	$1,079,939
Gross unrealized depreciation	(52,522,514)

Net unrealized depreciation	$(51,442,575)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	7,177,667	(229,018)	6,948,649	$4,884
BlackRock Liquidity Series, LLC Money Market Series	2,141,500	(2,141,500)	—	$7,818

(d)	Represents current yield as of report date.

JULY 31, 2010	4

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

•	Foreign currency exchange contracts as of July 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	13,217	SGD	18,000	Citigroup Global Markets	8/02/10	$(20)
USD	2,937	SGD	4,000	Citigroup Global Markets	8/02/10	(4)

Total						$(24)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Auto Components	$999,707	—	—	$999,707
Building Products	—	$165,128	—	165,128
Chemicals	13,380,201	15,305,977	—	28,686,178
Commercial Services & Supplies	2,256,372	671,612	—	2,927,984
Construction & Engineering	2,329,184	—	—	2,329,184
Electric Utilities	1,929,870	1,820,611	—	3,750,481
Electrical Equipment	4,077,289	3,754,028	—	7,831,317
Electronic Equipment, Instruments & Components	3,584,686	—	—	3,584,686
Food Products	12,026,732	2,001,364	—	14,028,096
Independent Power Producers & Energy Traders	648,206	1,989,202	—	2,637,408
Industrial Conglomerates	—	582,685	—	582,685
Machinery	8,650,163	1,955,849	—	10,606,012
Multi-Utilities	—	2,301,930	—	2,301,930
Oil, Gas & Consumable Fuels	1,106,584	1,327,381	—	2,433,965
Paper & Forest Products	467,860	671,978	—	1,139,838
Real Estate Investment Trusts (REITs)	3,487,433	—	—	3,487,433
Road & Rail	1,252,263	—	—	1,252,263
Semiconductors & Semiconductor Equipment	208,408	—	—	208,408
Water Utilities	14,537,802	12,502,618	—	27,040,420
Short-Term Securities	6,948,649	—	—	6,948,649

Total	$77,891,409	$45,050,363	—	$122,941,772

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(801,171)	$(1,750,017)	—	$(2,551,188)
Foreign currency exchange contracts	—	(24)	—	(24)

Total	$(801,171)	$(1,750,041)	—	$(2,551,212)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PHP	—	Philippine Peso
SGD	—	Singapore Dollar
USD	—	U.S. Dollar
ZAR	—	South African Rand

5	JULY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock EcoSolutions Investment Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock EcoSolutions Investment Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock EcoSolutions Investment Trust

Date: September 27, 2010